TRADE RECEIVABLES AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES AND NOTES RECEIVABLE
TRADE RECEIVABLES AND NOTES RECEIVABLE

14    TRADE RECEIVABLES AND NOTES RECEIVABLE

	December 31, 2020	December 31, 2019
		(Restated)
Trade receivables	5,680,558	5,290,178
Less: impairment	(933,563)	(715,597)
	4,746,995	4,574,581

Notes receivable	4,546,223	2,844,637

	9,293,218	7,419,218

As of December 31, 2020, other than trade and notes receivables amounting to RMB 685 million denominated in USD (December 31, 2019: RMB1,111 million which were denominated in USD), all other trade and notes receivables were denominated in RMB.

Trade and notes receivables due from the Group’s joint ventures and associates amounted to RMB800 million (December 31, 2019: RMB788 million) and RMB17 million (December 31, 2019: RMB0.03 million), respectively, which are payable on credit terms comparable to those offered to the major customers of the Group.

As of December 31, 2020, the Group pledged notes receivable amounting to RMB1,499 million (December 31, 2019: RMB667 million) as set out in Note 24 to the financial statements.

Trade receivables  and  notes  receivable  are  non-interest-bearing  and generally with credit terms of 3 to 12 months. Certain of the Group’s sales were on  advance  payments  or  documents against payment. In some cases, these terms are extended for qualifying long-term customers that have met specific credit requirements. As of December 31, 2020, the  ageing  analysis  of trade  receivables based on invoice date was  as  follows:

	For the year ended December 31
	2020	2019
		(Restated)
Within 1 year	2,978,123	2,923,616
Between 1 and 2 years	1,031,050	742,477
Between 2 and 3 years	183,288	377,836
Over 3 years	1,488,097	1,246,249
	5,680,558	5,290,178

Less: loss allowance for impairment	(933,563)	(715,597)

	4,746,995	4,574,581

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groups of various customer segments with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance). The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The Group also assesses impairment loss individually if there is evidence of significant increases in credit risk at an individual level.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

	As of December 31, 2020
	Gross carrying	Expected credit	Expected credit
	amount	losses	losses loss rate (%)
Alumina and primary aluminum
Within 1 year	245,345	7,104	2.90
Between 1 and 2 years	126,165	12,084	9.58
Between 2 and 3 years	13,153	2,325	17.68
Over 3 years	108,590	103,207	95.04
	493,253	124,720	/
Trading
Within 1 year	401,267	9,753	2.43
Between 1 and 2 years	1,132	110	9.72
Between 2 and 3 years	—	—	—
Over 3 years	4,660	4,635	99.46
	407,059	14,498	/
Energy
Within 1 year	231,232	1,204	0.52
Between 1 and 2 years	33,024	1,710	5.18
Between 2 and 3 years	28,177	4,806	17.06
Over 3 years	47,084	44,493	94.50
	339,517	52,213	/
Corporate and other operating segments
Within 1 year	22,600	1,774	7.85
Between 1 and 2 years	2,339	635	27.15
Between 2 and 3 years	13,320	5,010	37.61
Over 3 years	1,593	1,346	84.49
	39,852	8,765	/

	1,279,681	200,196

Individually assessed trade receivables	4,400,877	733,367

	5,680,558	933,563

Set out below is the information about individually assessed trade receivables:

	As of December 31, 2020
	Gross carrying	Expected credit	Expected credit
	amount	losses	losses loss rate (%)
State Grid Ningxia Electric Power Company	2,077,715	5,704	0.27
China Aluminum ZiBo International Trading Co., Ltd.	727,682	—	—
Zhuhai Hongfan nonferrous metal Chemical Co., Ltd.	270,419	270,419	100.00
Wiseson Resources (Singapore) PTE., Ltd.	266,345	266,345	100.00
Aluminum Industry Co., Ltd., Luoyang, Henan	247,163	10,005	4.05
Xinjiang Jiarun Resources Holdings Co., Ltd.	230,189	—	—
Inner Mongolia Power (Group) Co., Ltd.	214,471	506	0.24
Guizhou Jinpingguo Aluminum Rod Co., Ltd.	111,138	65,946	59.34
Others	255,755	114,442	44.75
	4,400,877	733,367	/

The Group has no individual provision for impairment of notes receivables. The Group measures the provision for loss on the basis of expected credit losses. The Group considers that notes receivables are not exposed to significant credit risk and has limited default risk.

Movements in the loss allowance for impairment of trade receivables are as follows:

	December 31, 2020	December 31, 2019
		(Restated)
As of January 1	715,597	659,261
Impairment loss	403,633	237,504
Write off	(122,786)	(98,554)
Reversal	(64,661)	(83,095)
Others	1,780	481

As of December 31	933,563	715,597